PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.3%
Asset-Backed Securities 11.9%
Collateralized Loan Obligations
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.341%(c)	07/15/31	5,000	$4,964,058
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.494(c)	10/13/30	5,000	4,980,069
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.608(c)	11/27/31	65,000	64,489,601
Series 2018-11A, Class A1L, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.367(c)	07/26/31	10,000	9,930,648

Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.341(c)	10/17/32	50,000	49,520,460
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.539(c)	05/17/31	14,000	13,892,463
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.341(c)	04/15/32	45,000	44,707,500
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	1.594(c)	07/20/32	7,500	7,472,139
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.334(c)	01/20/32	18,000	17,892,000

CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.434(c)	07/20/34	19,500	19,308,941
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.239(c)	04/24/31	18,150	17,950,058
Series 2017-02A, Class AR, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.204(c)	04/20/30	99,000	98,301,416

Crown City CLO (Cayman Islands), Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	1.444(c)	07/20/34	60,000	59,442,888
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.471(c)	10/15/29	9,808	9,754,630

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.521%(c)	07/15/29	19,723	$19,680,095

Elmwood CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.704(c)	10/20/33	17,500	17,459,097
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	1.394(c)	04/20/34	49,000	48,608,000
Jamestown CLO Ltd. (Cayman Islands), Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.454(c)	10/20/34	50,000	49,485,355
Madison Park Funding Ltd. (Cayman Islands), Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.991(c)	04/15/29	10,215	10,115,228
Marathon CLO Ltd. (Cayman Islands), Series 2020-15A, Class A1S, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	2.206(c)	11/15/31	35,000	34,999,734
MidOcean Credit CLO (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.375(c)	04/21/31	29,645	29,470,873
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	2.138(c)	06/20/34	40,000	39,484,788
Series 2020-22A, Class A1, 144A, 3 Month LIBOR + 1.920% (Cap N/A, Floor 1.920%)	2.443(c)	09/01/31	18,000	17,999,847

Oaktree CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.369(c)	04/22/30	45,000	44,623,921
Ocean Trails CLO (Cayman Islands), Series 2019-07A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	1.251(c)	04/17/30	30,000	29,838,486
Octagon Investment Partners 31 LLC (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.304(c)	07/20/30	16,750	16,664,175
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.354(c)	10/20/31	75,000	74,414,347
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.549(c)	10/30/30	34,622	34,626,599

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.354%(c)	07/20/30	27,350	$27,194,699
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.341(c)	07/16/31	20,000	19,862,434

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.433(c)	07/25/31	21,000	20,919,093
Signal Peak CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.368(c)	04/25/31	10,000	9,939,906
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.494(c)	07/20/30	18,392	18,338,879
Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.904(c)	10/20/31	16,000	15,995,400
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.337(c)	01/26/31	10,000	9,934,474
Series 2013-03RA, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.391(c)	04/18/31	21,243	21,148,651
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.329(c)	10/23/31	40,000	39,661,520
Series 2017-03A, Class A1R, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.234(c)	10/20/30	25,000	24,780,725
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.334(c)	01/20/32	60,000	59,476,050

Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.359(c)	07/23/33	45,000	44,568,689
TCW CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.479(c)	10/29/34	25,000	24,750,768
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	1.414(c)	07/20/34	39,500	39,069,821
Tralee CLO Ltd. (Cayman Islands), Series 2021-07A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.578(c)	04/25/34	32,000	31,784,762

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Trimaran Cavu Ltd., Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	1.714%(c)	07/20/32	20,000	$19,999,936
Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	1.288(c)	10/25/28	18,139	18,098,740
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class ARR, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	1.154(c)	10/20/28	22,381	22,233,753
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	1.321(c)	10/17/32	25,000	24,725,175
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	1.408(c)	07/19/34	30,000	29,677,287

Wellfleet CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.504(c)	01/20/32	9,000	8,948,347
Whitebox CLO Ltd. (Cayman Islands), Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.389(c)	07/24/32	30,500	30,279,534
Wind River CLO Ltd. (Cayman Islands), Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	1.451(c)	10/15/34	25,000	24,671,585
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.531(c)	04/15/30	24,432	24,387,292

Total Asset-Backed Securities (cost $1,510,509,335)				1,500,524,936
Commercial Mortgage-Backed Securities 1.6%
Benchmark Mortgage Trust, Series 2020-IG03, Class A2, 144A	2.475	09/15/48	66,200	64,856,961
Citigroup Commercial Mortgage Trust, Series 2016-C02, Class A3	2.575	08/10/49	12,800	12,324,205
Commercial Mortgage Trust,
Series 2015-CR22, Class A3	3.207	03/10/48	12,718	12,710,213
Series 2015-DC01, Class A3	3.219	02/10/48	2,504	2,502,626

JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A4	3.311	03/17/49	45,920	45,806,051
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP03, Class A3	2.523	08/15/49	16,726	16,642,265

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C029, Class A3	3.058%	05/15/49	10,142	$9,963,334
Series 2016-C032, Class ASB	3.514	12/15/49	6,588	6,613,359

Morgan Stanley Capital I Trust, Series 2015-MS01, Class A3	3.510	05/15/48	7,575	7,533,744
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS01, Class A3	3.058	05/15/48	5,791	5,786,439
Series 2016-BNK01, Class A2	2.399	08/15/49	10,436	9,945,743

Total Commercial Mortgage-Backed Securities (cost $204,589,709)				194,684,940
Corporate Bonds 82.0%
Aerospace & Defense 1.4%
Boeing Co. (The),
Sr. Unsec’d. Notes	1.167	02/04/23	30,000	29,656,851
Sr. Unsec’d. Notes(a)	2.700	02/01/27	49,380	47,424,354
Sr. Unsec’d. Notes	4.508	05/01/23	20,000	20,341,809
Sr. Unsec’d. Notes	4.875	05/01/25	22,970	23,720,622
Sr. Unsec’d. Notes	7.950	08/15/24	1,874	2,044,636

L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.850	06/15/23	4,460	4,520,572
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	3.650	08/16/23	405	410,218
Sr. Unsec’d. Notes	3.700	12/15/23	4,380	4,451,962

Spirit AeroSystems, Inc., Sr. Sec’d. Notes(a)	3.850	06/15/26	30,500	29,176,482
Teledyne Technologies, Inc., Gtd. Notes	2.250	04/01/28	15,000	13,915,544
				175,663,050
Agriculture 1.3%
Altria Group, Inc.,
Gtd. Notes	2.350	05/06/25	10,505	10,204,422
Gtd. Notes	4.800	02/14/29	3,161	3,319,644
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.557	08/15/27	2,180	2,121,422
Gtd. Notes	4.700	04/02/27	28,229	28,922,934
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668	03/25/26	34,130	31,373,614
Gtd. Notes, 144A	3.950	06/15/25	3,000	2,991,873
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	0.875	05/01/26	43,430	39,676,779

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)
Philip Morris International, Inc., (cont’d.)
Sr. Unsec’d. Notes	1.500%	05/01/25	15,400	$14,701,718

Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450	06/12/25	341	348,135
Viterra Finance BV (Netherlands), Gtd. Notes, 144A	2.000	04/21/26	35,200	32,471,296
				166,131,837
Airlines 0.8%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	1,252	1,162,247
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23	2,747	2,751,311
Delta Air Lines, Inc., Sr. Unsec’d. Notes(a)	3.800	04/19/23	3,700	3,738,346
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.500	10/20/25	20,455	20,600,455
Southwest Airlines Co.,
Sr. Unsec’d. Notes	4.750	05/04/23	20,965	21,435,455
Sr. Unsec’d. Notes	5.125	06/15/27	14,215	15,197,010
Sr. Unsec’d. Notes	5.250	05/04/25	13,915	14,603,532
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A(a)	4.375	04/15/26	12,515	12,322,274
Sr. Sec’d. Notes, 144A	4.625	04/15/29	4,540	4,322,075
				96,132,705
Apparel 0.4%
Michael Kors USA, Inc., Gtd. Notes, 144A	4.500	11/01/24	12,991	13,205,401
VF Corp.,
Sr. Unsec’d. Notes	2.050	04/23/22	17,598	17,607,356
Sr. Unsec’d. Notes(a)	2.400	04/23/25	22,475	22,142,881
				52,955,638
Auto Manufacturers 4.4%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	1.450	03/02/26	27,845	25,924,707
Gtd. Notes, 144A	3.700	05/04/23	15,000	15,200,190

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Daimler Trucks Finance North America LLC (Germany),
Gtd. Notes, 144A, SOFR + 0.750%	1.015%(c)	12/13/24	10,870	$10,779,035
Gtd. Notes, 144A(a)	1.125	12/14/23	15,000	14,547,342
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(a)	2.700	08/10/26	50,000	46,504,977
Sr. Unsec’d. Notes(a)	3.087	01/09/23	17,580	17,601,975
Sr. Unsec’d. Notes	4.950	05/28/27	1,075	1,092,946
General Motors Co.,
Sr. Unsec’d. Notes	5.400	10/02/23	7,750	8,030,417
Sr. Unsec’d. Notes	6.800	10/01/27	9,780	11,039,170
General Motors Financial Co., Inc.,
Gtd. Notes	3.150	06/30/22	21,060	21,123,244
Gtd. Notes	3.250	01/05/23	5,500	5,546,405
Gtd. Notes	3.700	05/09/23	10,025	10,121,507
Gtd. Notes	3.950	04/13/24	17,555	17,825,723
Gtd. Notes	4.350	01/17/27	4,925	5,013,921
Sr. Unsec’d. Notes(a)	1.250	01/08/26	39,885	36,443,105
Sr. Unsec’d. Notes, SOFR + 1.200%	1.396(c)	11/17/23	14,355	14,379,554
Sr. Unsec’d. Notes	1.500	06/10/26	9,390	8,575,491
Sr. Unsec’d. Notes(a)	1.700	08/18/23	20,255	20,036,698
Sr. Unsec’d. Notes	2.400	04/10/28	11,815	10,732,418
Sr. Unsec’d. Notes	2.400	10/15/28	23,040	20,713,594
Sr. Unsec’d. Notes	2.750	06/20/25	26,520	25,782,643
Sr. Unsec’d. Notes	2.900	02/26/25	4,580	4,496,130
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	1.125	09/16/24	14,285	13,393,610
Sr. Unsec’d. Notes, 144A, MTN	1.850	09/16/26	15,000	13,453,417
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A	3.043	09/15/23	14,985	14,925,080
Sr. Unsec’d. Notes, 144A(a)	3.522	09/17/25	4,000	3,916,433

Stellantis Finance US, Inc., Gtd. Notes, 144A(a)	1.711	01/29/27	18,920	17,258,135
Stellantis NV, Sr. Unsec’d. Notes	5.250	04/15/23	53,358	54,582,131
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	3.200(cc)	10/24/25	10,000	10,093,452
Sr. Unsec’d. Notes, MTN(a)	0.800	10/16/25	63,290	58,760,831

Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	0.750	11/23/22	20,310	20,148,905
				558,043,186

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment 0.3%
BorgWarner, Inc., Sr. Unsec’d. Notes, 144A	5.000%	10/01/25	32,277	$33,904,854
Banks 23.9%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	1.358(c)	04/12/23	6,200	6,233,341
Sr. Unsec’d. Notes	1.722(ff)	09/14/27	20,400	18,492,893
Sr. Unsec’d. Notes	1.849	03/25/26	36,200	33,856,769
Sr. Unsec’d. Notes	3.500	04/11/22	13,600	13,605,013
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	3,685	3,713,665
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	12,815	12,168,157
Sr. Unsec’d. Notes(a)	1.734(ff)	07/22/27	93,500	86,914,044
Sr. Unsec’d. Notes, MTN	0.981(ff)	09/25/25	29,920	28,389,683
Sr. Unsec’d. Notes, MTN	1.197(ff)	10/24/26	36,790	34,043,996
Sr. Unsec’d. Notes, MTN	1.319(ff)	06/19/26	10,040	9,402,709
Sr. Unsec’d. Notes, MTN	2.015(ff)	02/13/26	52,845	50,876,638
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	22,800	20,835,138
Sr. Unsec’d. Notes, MTN	2.456(ff)	10/22/25	22,420	22,025,121
Sr. Unsec’d. Notes, MTN	3.864(ff)	07/23/24	35,000	35,417,044
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	65,520	61,196,825
Sub. Notes, MTN	4.000	01/22/25	8,680	8,841,628
Sub. Notes, MTN	4.200	08/26/24	20,000	20,495,612
Sub. Notes, Series L, MTN	3.950	04/21/25	11,000	11,202,574

Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	1.600	04/24/25	16,025	15,473,350
Bank of Nova Scotia (The) (Canada), Jr. Sub. Notes, Series 2(a)	3.625(ff)	10/27/81	50,000	43,104,352
Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, 144A	3.750	07/20/23	12,555	12,716,365
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	1,445	1,343,945
Sr. Unsec’d. Notes(a)	2.852(ff)	05/07/26	5,395	5,245,169
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	66,446	66,966,384
Sr. Unsec’d. Notes, MTN	4.338(ff)	05/16/24	5,124	5,206,209
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	22,690	20,668,366
Sr. Unsec’d. Notes, 144A	2.159(ff)	09/15/29	6,595	5,880,838
Sr. Unsec’d. Notes, 144A	2.219(ff)	06/09/26	4,580	4,352,069
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	27,787	27,701,838
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.045(ff)	10/19/27	13,595	12,527,869

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
BPCE SA (France), (cont’d.)
Sr. Unsec’d. Notes, 144A	2.375%	01/14/25	15,075	$14,549,361
Sr. Unsec’d. Notes, 144A	4.000	09/12/23	6,390	6,468,459
Sub. Notes, 144A, MTN	4.500	03/15/25	3,640	3,684,883
Sub. Notes, 144A, MTN(a)	5.700	10/22/23	10,000	10,344,796
Citigroup, Inc.,
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	26,675	25,515,463
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	15,000	14,406,605
Sr. Unsec’d. Notes	0.981(ff)	05/01/25	26,835	25,606,082
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	58,200	53,475,090
Sr. Unsec’d. Notes	1.462(ff)	06/09/27	81,450	74,993,682
Sr. Unsec’d. Notes	3.352(ff)	04/24/25	33,180	33,269,171
Sr. Unsec’d. Notes	4.044(ff)	06/01/24	8,140	8,245,270
Sub. Notes	4.300	11/20/26	5,378	5,536,445
Sub. Notes	4.450	09/29/27	2,780	2,866,004

Credit Agricole SA (France), Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27	9,015	8,214,521
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	2.950	04/09/25	18,380	18,188,175
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes	3.800	06/09/23	25,000	25,238,797
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	12,675	11,330,873
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	3,250	3,055,965
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25	19,500	18,864,146
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A(a)	1.171(ff)	12/08/23	16,640	16,435,298
Sr. Unsec’d. Notes, 144A	1.621(ff)	09/11/26	2,050	1,895,781
Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25	2,500	2,464,349
Sr. Unsec’d. Notes, 144A	5.375	01/12/24	10,000	10,327,860
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, SOFR + 1.219%	1.423(c)	11/16/27	4,625	4,486,054
Sr. Unsec’d. Notes(a)	1.686	03/19/26	11,140	10,449,640
Sr. Unsec’d. Notes	2.129(ff)	11/24/26	1,935	1,796,763
Sr. Unsec’d. Notes	2.311(ff)	11/16/27	3,525	3,243,145
Sr. Unsec’d. Notes	2.552(ff)	01/07/28	44,245	40,887,736
Sr. Unsec’d. Notes	3.950	02/27/23	19,320	19,519,872

Discover Bank, Sr. Unsec’d. Notes	2.450	09/12/24	7,500	7,372,556
DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A(a)	1.535(ff)	05/25/27	32,540	29,916,414
First Horizon Corp., Sr. Unsec’d. Notes	3.550	05/26/23	26,450	26,603,911

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

FNB Corp., Sr. Unsec’d. Notes	2.200%	02/24/23	11,845	$11,767,708
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	16,130	14,756,345
Sr. Unsec’d. Notes, SOFR + 0.790%	1.038(c)	12/09/26	28,200	27,564,931
Sr. Unsec’d. Notes	1.093(ff)	12/09/26	23,255	21,319,889
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	56,555	52,196,201
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	72,845	66,761,154
Sr. Unsec’d. Notes	2.908(ff)	06/05/23	48,970	49,018,021
Sr. Unsec’d. Notes, EMTN	3.500(cc)	05/31/24	5,000	5,087,944
Sub. Notes	5.950	01/15/27	13,224	14,538,435

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	0.976(ff)	05/24/25	17,105	16,226,122
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes	3.550	04/09/24	5,400	5,464,838
Sr. Unsec’d. Notes	4.017(ff)	03/28/28	16,645	16,759,657
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A	3.375	01/12/23	31,245	31,332,188
Sr. Unsec’d. Notes, Series XR, 144A	3.250	09/23/24	17,300	17,113,879
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC(a)	4.625(ff)	11/01/22(oo)	11,600	11,060,209
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	15,824	15,251,247
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	3.769(c)	07/30/22(oo)	6,846	6,846,109
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	5,225	4,945,615
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%(a)	3.534(c)	07/01/22(oo)	20,000	19,947,468
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	20,000	18,317,524
Sr. Unsec’d. Notes	1.045(ff)	11/19/26	59,970	55,442,487
Sr. Unsec’d. Notes(a)	1.470(ff)	09/22/27	39,288	36,321,353
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	73,755	68,706,070
Sr. Unsec’d. Notes	2.005(ff)	03/13/26	25,000	24,128,611
Sr. Unsec’d. Notes	2.083(ff)	04/22/26	24,675	23,783,378
Sr. Unsec’d. Notes	2.301(ff)	10/15/25	34,120	33,337,780
Sr. Unsec’d. Notes	3.559(ff)	04/23/24	48,980	49,477,745
Sr. Unsec’d. Notes	3.797(ff)	07/23/24	25,000	25,288,554
Sr. Unsec’d. Notes	4.023(ff)	12/05/24	25,230	25,634,244
Sub. Notes	3.375	05/01/23	10,000	10,114,670
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.326(ff)	06/15/23	15,410	15,373,777
Sr. Unsec’d. Notes	2.438(ff)	02/05/26	12,615	12,181,799
Sr. Unsec’d. Notes	2.907(ff)	11/07/23	21,300	21,334,070
Sr. Unsec’d. Notes	3.870(ff)	07/09/25	9,165	9,250,375
Sr. Unsec’d. Notes	3.900	03/12/24	4,120	4,184,341

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	1.538%(ff)	07/20/27	65,830	$60,503,251
Sr. Unsec’d. Notes(a)	2.193	02/25/25	22,430	21,713,375
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	0.849(ff)	09/08/24	23,245	22,537,325
Sr. Unsec’d. Notes	1.241(ff)	07/10/24	36,740	35,976,005
Sr. Unsec’d. Notes	1.554(ff)	07/09/27	28,455	26,146,940
Morgan Stanley,
Sr. Unsec’d. Notes	0.790(ff)	05/30/25	24,585	23,361,277
Sr. Unsec’d. Notes	0.985(ff)	12/10/26	50,880	46,792,197
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	33,720	31,347,192
Sr. Unsec’d. Notes, GMTN	1.512(ff)	07/20/27	32,690	30,126,754
Sr. Unsec’d. Notes, MTN	0.560(ff)	11/10/23	32,670	32,302,212
Sr. Unsec’d. Notes, MTN(a)	2.475(ff)	01/21/28	29,305	27,946,677
Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25	15,750	15,582,978
Sr. Unsec’d. Notes, Series F, MTN	3.875	04/29/24	24,110	24,600,121
Sub. Notes, GMTN	4.350	09/08/26	2,500	2,578,931
Sub. Notes, MTN	4.100	05/22/23	35,000	35,626,962
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.642(ff)	06/14/27	19,170	17,524,677
Sr. Unsec’d. Notes	3.875	09/12/23	15,672	15,827,449
Sr. Unsec’d. Notes	4.269(ff)	03/22/25	12,290	12,437,325
Sr. Unsec’d. Notes(a)	4.519(ff)	06/25/24	6,800	6,906,044

PNC Bank NA, Sub. Notes	2.950	01/30/23	615	620,015
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, SOFR + 1.050%	1.182(c)	01/21/26	20,190	19,876,476
Sr. Unsec’d. Notes, 144A	2.797(ff)	01/19/28	10,310	9,651,038
Sr. Unsec’d. Notes, 144A, MTN	1.792(ff)	06/09/27	12,690	11,494,689
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25	23,170	22,362,899
Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24	29,090	29,185,292
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	1.902	09/17/28	18,905	16,947,223
Sr. Unsec’d. Notes(a)	2.174	01/14/27	9,285	8,771,099
Sr. Unsec’d. Notes	2.348	01/15/25	17,590	17,111,174
Sr. Unsec’d. Notes	2.696	07/16/24	31,828	31,528,929

Swedbank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.300	06/02/23	8,270	8,158,075
Truist Financial Corp.,
Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	5,500	5,401,532
Jr. Sub. Notes, Series P	4.950(ff)	09/01/25(oo)	4,500	4,604,870

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

UBS AG (Switzerland), Sr. Unsec’d. Notes, 144A	1.250%	06/01/26	10,460	$9,628,906
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.008(ff)	07/30/24	21,325	20,754,380
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27	16,550	15,078,814
Sr. Unsec’d. Notes, 144A	3.491	05/23/23	21,667	21,699,470
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A	1.982(ff)	06/03/27	17,600	15,907,153
Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26	6,745	6,251,921
Sr. Unsec’d. Notes, 144A, MTN(a)	4.625	04/12/27	2,250	2,259,192
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26	126,625	122,528,199
Sr. Unsec’d. Notes, MTN	3.196(ff)	06/17/27	45,795	45,243,582
				3,013,888,129
Beverages 0.5%
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	2.750	07/15/26	25,340	24,437,711
Gtd. Notes, 144A	4.450	05/15/25	18,070	18,491,339

Constellation Brands, Inc., Gtd. Notes	4.750	11/15/24	8,215	8,546,908
JDE Peet’s NV (Netherlands), Gtd. Notes, 144A	1.375	01/15/27	4,894	4,400,807
Keurig Dr. Pepper, Inc.,
Gtd. Notes	4.057	05/25/23	2,012	2,046,593
Gtd. Notes	4.417	05/25/25	5,745	5,919,663
				63,843,021
Biotechnology 0.1%
Baxalta, Inc., Gtd. Notes	4.000	06/23/25	7,300	7,441,509
Building Materials 0.3%
Carrier Global Corp., Sr. Unsec’d. Notes	2.242	02/15/25	5,413	5,259,883
Lennox International, Inc.,
Gtd. Notes	1.350	08/01/25	6,120	5,738,865
Gtd. Notes	1.700	08/01/27	2,530	2,319,304

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)

Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700%	02/15/26	3,000	$3,452,505
Owens Corning, Sr. Unsec’d. Notes	3.400	08/15/26	18,329	18,342,263
				35,112,820
Chemicals 1.9%
Celanese US Holdings LLC, Gtd. Notes	4.625	11/15/22	8,900	9,033,582
CF Industries, Inc., Gtd. Notes, 144A	4.500	12/01/26	32,200	33,615,885
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A	3.400	12/01/26	11,559	11,667,900
Sr. Unsec’d. Notes, 144A	5.125	04/01/25	25,000	26,370,659

Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.625	05/15/26	8,208	8,318,380
DuPont de Nemours, Inc., Sr. Unsec’d. Notes	4.205	11/15/23	30,640	31,351,876
Eastman Chemical Co., Sr. Unsec’d. Notes	7.250	01/15/24	13,400	14,282,119
FMC Corp., Sr. Unsec’d. Notes	3.200	10/01/26	14,160	14,051,083
International Flavors & Fragrances, Inc., Sr. Unsec’d. Notes, 144A	1.832	10/15/27	14,385	13,082,849
LYB International Finance III LLC, Gtd. Notes	1.250	10/01/25	14,954	13,850,503
Mosaic Co. (The), Sr. Unsec’d. Notes	3.250	11/15/22	43,215	43,514,025
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24	14,245	14,446,983
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	2.750	06/01/22	1,076	1,077,770
Westlake Corp., Sr. Unsec’d. Notes	3.600	07/15/22	10,000	10,020,868
				244,684,482
Commercial Services 1.8%
Ashtead Capital, Inc. (United Kingdom), Gtd. Notes, 144A	1.500	08/12/26	20,725	18,944,700

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Automatic Data Processing, Inc., Sr. Unsec’d. Notes(a)	1.700%	05/15/28	7,215	$6,708,684
Equifax, Inc.,
Sr. Unsec’d. Notes	2.600	12/01/24	3,975	3,931,280
Sr. Unsec’d. Notes	2.600	12/15/25	7,000	6,809,682
Sr. Unsec’d. Notes	3.950	06/15/23	13,415	13,595,330
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	14,985	14,968,276
Gtd. Notes, 144A	3.300	12/01/26	9,230	9,219,322
Gtd. Notes, 144A	3.800	11/01/25	19,523	19,856,007

Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25	16,290	15,986,192
Leland Stanford Junior University (The), Unsec’d. Notes	1.289	06/01/27	12,495	11,503,989
Moody’s Corp., Sr. Unsec’d. Notes	3.750	03/24/25	68,500	69,701,706
RELX Capital, Inc. (United Kingdom), Gtd. Notes	3.500	03/16/23	6,240	6,293,748
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	4.000	06/15/25	16,325	16,677,826
Sr. Unsec’d. Notes	4.125	09/12/22	5,899	5,945,569
				220,142,311
Computers 1.4%
Apple, Inc.,
Sr. Unsec’d. Notes	1.125	05/11/25	40,000	38,212,257
Sr. Unsec’d. Notes(a)	2.900	09/12/27	7,000	7,014,006
Sr. Unsec’d. Notes(a)	3.000	02/09/24	13,990	14,164,196

Dell International LLC/EMC Corp., Sr. Unsec’d. Notes	5.850	07/15/25	22,500	24,062,247
Genpact Luxembourg Sarl,
Gtd. Notes	3.375	12/01/24	21,970	21,918,791
Gtd. Notes	3.700	04/01/22	6,110	6,110,000

Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	1.750	04/10/26	15,895	14,752,975
International Business Machines Corp., Sr. Unsec’d. Notes	1.700	05/15/27	22,200	20,786,155
Leidos, Inc.,
Gtd. Notes	2.950	05/15/23	7,040	7,057,518
Gtd. Notes	3.625	05/15/25	8,205	8,230,955

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers (cont’d.)

NetApp, Inc., Sr. Unsec’d. Notes	1.875%	06/22/25	18,920	$18,100,507
				180,409,607
Diversified Financial Services 1.5%
American Express Co., Jr. Sub. Notes	3.550(ff)	09/15/26(oo)	16,080	14,644,572
Ameriprise Financial, Inc., Sr. Unsec’d. Notes	3.000	04/02/25	11,305	11,279,902
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24	37,750	38,852,758
Charles Schwab Corp. (The), Jr. Sub. Notes, Series G	5.375(ff)	06/01/25(oo)	11,850	12,306,447
Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN	3.500(cc)	06/12/24	3,870	3,953,951
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	1.653	07/14/26	16,975	15,608,677
Sr. Unsec’d. Notes	2.172	07/14/28	6,100	5,475,036
Sr. Unsec’d. Notes	2.329	01/22/27	39,725	37,175,717
Sr. Unsec’d. Notes	2.648	01/16/25	9,985	9,729,731

Visa, Inc., Sr. Unsec’d. Notes	1.900	04/15/27	360	346,036
Western Union Co. (The), Sr. Unsec’d. Notes	1.350	03/15/26	45,050	41,612,781
				190,985,608
Electric 8.0%
Alexander Funding Trust, Sr. Sec’d. Notes, 144A	1.841	11/15/23	20,000	19,387,384
Alliant Energy Finance LLC,
Gtd. Notes, 144A	1.400	03/15/26	18,650	17,076,596
Gtd. Notes, 144A	3.750	06/15/23	24,100	24,364,050

Ameren Corp., Sr. Unsec’d. Notes	1.750	03/15/28	18,710	16,891,666
American Electric Power Co., Inc., Jr. Sub. Notes	2.031	03/15/24	28,290	27,799,416
Avangrid, Inc.,
Sr. Unsec’d. Notes	3.150	12/01/24	6,018	6,006,933
Sr. Unsec’d. Notes	3.200	04/15/25	14,245	14,212,840

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes(a)	4.050%	04/15/25	33,010	$34,011,017
Calpine Corp., Sr. Unsec’d. Notes, 144A	5.125	03/15/28	8,000	7,631,743
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	1.450	06/01/26	24,160	22,454,575
Sr. Unsec’d. Notes	2.500	09/01/24	21,620	21,317,886

Cleveland Electric Illuminating Co. (The), First Mortgage	5.500	08/15/24	5,925	6,262,698
CMS Energy Corp., Sr. Unsec’d. Notes	2.950	02/15/27	2,445	2,367,944
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24	13,520	13,487,489
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)	35,129	34,611,505
Sr. Unsec’d. Notes, 144A	2.450	01/15/23	10,000	10,020,286
Sr. Unsec’d. Notes, Series B	2.750	09/15/22	10,000	10,019,689
DTE Energy Co.,
Sr. Unsec’d. Notes	2.250	11/01/22	20,000	20,027,070
Sr. Unsec’d. Notes, Series C	2.529	10/01/24	38,222	37,614,832
Sr. Unsec’d. Notes, Series F	1.050	06/01/25	41,902	39,234,339

Duke Energy Corp., Jr. Sub. Notes	3.250(ff)	01/15/82	23,430	20,755,326
Duke Energy Progress LLC, First Mortgage	3.375	09/01/23	6,690	6,769,791
Edison International, Sr. Unsec’d. Notes(a)	4.950	04/15/25	28,800	29,575,347
Enel Finance International NV (Italy),
Gtd. Notes, 144A	1.375	07/12/26	11,300	10,387,564
Gtd. Notes, 144A	1.875	07/12/28	32,320	29,075,146
Entergy Corp.,
Sr. Unsec’d. Notes	0.900	09/15/25	32,125	29,544,312
Sr. Unsec’d. Notes(a)	4.000	07/15/22	10,493	10,519,663

Entergy Gulf States Louisiana LLC, First Mortgage	5.590	10/01/24	3,601	3,794,774
Evergy Metro, Inc., Mortgage	3.650	08/15/25	15,750	16,006,171
Eversource Energy, Sr. Unsec’d. Notes, Series H	3.150	01/15/25	2,330	2,326,094
Exelon Corp., Jr. Sub. Notes	3.497	06/01/22	90,279	90,388,915
FirstEnergy Corp., Sr. Unsec’d. Notes, Series A	3.350	07/15/22	25,000	24,995,076

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	2.866%	09/15/28	7,375	$6,863,927
Georgia Power Co., Sr. Unsec’d. Notes	5.750	04/15/23	2,000	2,061,778
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	3.700	09/01/24	8,035	8,044,485
MidAmerican Energy Co., First Mortgage	3.100	05/01/27	2,000	2,000,500
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	4,236	4,307,867
NextEra Energy Capital Holdings, Inc., Gtd. Notes, SOFR + 0.400%	0.561(c)	11/03/23	40,000	39,840,823
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24	9,285	9,246,561
Pacific Gas & Electric Co.,
First Mortgage	1.750	06/16/22	28,700	28,664,534
First Mortgage(a)	3.000	06/15/28	12,000	11,175,364
First Mortgage	3.750	02/15/24	25,634	25,623,072

Pinnacle West Capital Corp., Sr. Unsec’d. Notes	1.300	06/15/25	38,970	36,512,677
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	0.800	08/15/25	26,665	24,573,200
Sr. Unsec’d. Notes	2.875	06/15/24	14,045	13,939,958
Puget Energy, Inc.,
Sr. Sec’d. Notes	2.379	06/15/28	9,809	8,991,975
Sr. Sec’d. Notes	5.625	07/15/22	2,500	2,506,243

Sempra Energy, Jr. Sub. Notes	4.125(ff)	04/01/52	20,635	19,216,433
Southern California Edison Co., First Mortgage, Series D	3.400	06/01/23	36,132	36,259,777
Southern Co. (The), Sr. Unsec’d. Notes, Series 21-B	1.750	03/15/28	18,625	16,780,159
Tucson Electric Power Co., Sr. Unsec’d. Notes	3.050	03/15/25	5,897	5,877,662
Vistra Corp., Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	6,650	6,473,550
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A	3.550	07/15/24	20,525	20,342,022
Sr. Sec’d. Notes, 144A	3.700	01/30/27	10,000	9,587,589

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Xcel Energy, Inc., Sr. Unsec’d. Notes	1.750%	03/15/27	11,540	$10,719,143
				1,008,547,436
Electronics 0.6%
TD SYNNEX Corp., Sr. Unsec’d. Notes, 144A	1.250	08/09/24	60,230	57,326,201
Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23	16,030	16,246,120
				73,572,321
Entertainment 0.3%
Magallanes, Inc., Gtd. Notes, 144A(a)	3.755	03/15/27	42,600	42,538,178
Foods 1.2%
Campbell Soup Co., Sr. Unsec’d. Notes	3.950	03/15/25	14,769	15,049,683
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.000	02/02/29	18,510	17,185,468
Gtd. Notes, 144A	6.500	04/15/29	30,668	32,500,220

Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26	62,344	61,397,804
McCormick & Co., Inc., Sr. Unsec’d. Notes	2.700	08/15/22	23,140	23,224,713
Tyson Foods, Inc., Sr. Unsec’d. Notes	3.900	09/28/23	4,320	4,385,142
				153,743,030
Forest Products & Paper 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	1.750	09/30/25	23,870	22,701,878
Smurfit Kappa Treasury Funding DAC (Ireland), Gtd. Notes	7.500	11/20/25	3,902	4,672,465
				27,374,343

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500%	05/20/25	16,559	$16,582,018
Sr. Unsec’d. Notes	5.875	08/20/26	4,950	4,941,103

CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes(a)	0.700	03/02/23	15,430	15,211,392
Eastern Energy Gas Holdings LLC, Sr. Unsec’d. Notes, Series A	2.500	11/15/24	10,000	9,893,504
NiSource, Inc., Sr. Unsec’d. Notes	0.950	08/15/25	29,120	26,783,619
				73,411,636
Healthcare-Products 0.1%
Boston Scientific Corp., Sr. Unsec’d. Notes(a)	3.450	03/01/24	8,275	8,374,186
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes, SOFR + 0.390%	0.508(c)	10/18/23	5,625	5,600,016
				13,974,202
Healthcare-Services 1.8%
Aetna, Inc., Sr. Unsec’d. Notes	2.800	06/15/23	41,379	41,559,347
Bon Secours Mercy Health, Inc., Sec’d. Notes	1.350	06/01/25	2,775	2,609,470
Centene Corp., Sr. Unsec’d. Notes	2.450	07/15/28	10,000	9,136,025
CommonSpirit Health, Sr. Sec’d. Notes	2.760	10/01/24	23,576	23,381,185
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	35,000	36,481,726
Sr. Sec’d. Notes	4.750	05/01/23	3,949	4,051,880
Sr. Sec’d. Notes	5.000	03/15/24	3,435	3,560,660
Sr. Sec’d. Notes	5.250	04/15/25	13,380	14,071,674

Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A(a)	1.500	06/01/25	5,370	5,106,737
Humana, Inc., Sr. Unsec’d. Notes	3.850	10/01/24	3,500	3,564,283
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.300	12/01/24	15,525	15,234,454
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	4,585	4,323,062

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26	6,256	$6,312,010
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A	2.314	03/10/27	32,080	31,110,960
Gtd. Notes, 144A	2.375	01/28/27	10,800	10,512,296

Sutter Health, Unsec’d. Notes, Series 20A	1.321	08/15/25	11,250	10,528,738
				221,544,507
Home Builders 0.4%
D.R. Horton, Inc., Gtd. Notes	2.500	10/15/24	20,165	19,880,716
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	7,737	7,819,969
Gtd. Notes	6.000	06/01/25	1,644	1,730,123
Toll Brothers Finance Corp.,
Gtd. Notes(a)	4.875	11/15/25	10,000	10,297,962
Gtd. Notes	4.875	03/15/27	6,635	6,864,702
				46,593,472
Home Furnishings 0.5%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A	2.536	07/19/22	29,325	29,394,179
Sr. Unsec’d. Notes, 144A	2.679	07/19/24	27,540	27,219,701
				56,613,880
Housewares 0.4%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	4.350	04/01/23	30,200	30,518,640
Sr. Unsec’d. Notes	4.700	04/01/26	3,643	3,665,769
Sr. Unsec’d. Notes(a)	4.875	06/01/25	13,932	14,393,071
				48,577,480
Insurance 1.3%
American International Group, Inc.,
Sr. Unsec’d. Notes	3.900	04/01/26	8,610	8,828,268
Sr. Unsec’d. Notes(a)	4.125	02/15/24	4,640	4,752,202
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.450	08/15/27	5,155	5,162,004

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
CNA Financial Corp., (cont’d.)
Sr. Unsec’d. Notes	3.950%	05/15/24	10,034	$10,208,644
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A	3.500	04/04/25	18,445	18,430,428
Sr. Unsec’d. Notes, 144A	3.650	04/05/27	9,435	9,421,791

Great-West Lifeco US Finance 2020 LP (Canada), Gtd. Notes, 144A	0.904	08/12/25	17,200	15,994,798
Liberty Mutual Group, Inc., Gtd. Notes, 144A(a)	4.250	06/15/23	14,168	14,409,919
Markel Corp., Sr. Unsec’d. Notes	4.900	07/01/22	2,510	2,531,502
Principal Financial Group, Inc., Gtd. Notes	3.125	05/15/23	3,500	3,524,326
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.875	01/12/26	22,970	20,971,899
Protective Life Global Funding, Sec’d. Notes, 144A	1.082	06/09/23	20,125	19,790,448
Unum Group, Sr. Unsec’d. Notes	4.000	03/15/24	33,130	33,675,636
				167,701,865
Internet 0.1%
Expedia Group, Inc., Gtd. Notes	4.625	08/01/27	14,500	15,090,451
Iron/Steel 0.3%
Reliance Steel & Aluminum Co., Sr. Unsec’d. Notes	1.300	08/15/25	9,130	8,541,583
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	1.650	10/15/27	7,750	7,037,220
Sr. Unsec’d. Notes	2.400	06/15/25	3,100	3,003,852
Sr. Unsec’d. Notes(a)	2.800	12/15/24	16,543	16,375,233
				34,957,888
Lodging 0.5%
Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300	02/15/26	1,750	1,659,775
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	1.300	10/01/23	11,760	11,463,267
Sr. Unsec’d. Notes, SOFR Index+ 1.050%	1.320(c)	10/01/23	14,695	14,735,168

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)

Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.200%	08/08/24	19,205	$18,534,981
Marriott International, Inc., Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	9,250	9,822,481
MGM Resorts International, Gtd. Notes	6.000	03/15/23	3,000	3,069,557
				59,285,229
Machinery-Construction & Mining 0.2%
Weir Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes, 144A	2.200	05/13/26	28,970	27,185,999
Machinery-Diversified 0.5%
Otis Worldwide Corp., Sr. Unsec’d. Notes(a)	2.293	04/05/27	13,945	13,232,740
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.200	06/15/25	4,000	3,937,034
Gtd. Notes	3.450	11/15/26	25,396	25,017,662
Gtd. Notes	4.375	08/15/23	1,720	1,742,174
Gtd. Notes	4.400	03/15/24	3,900	3,973,270
Gtd. Notes	4.950	09/15/28	8,770	9,265,701
				57,168,581
Media 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.250	01/15/29	29,870	26,955,139
Sr. Sec’d. Notes	4.464	07/23/22	49,305	49,492,815
Sr. Sec’d. Notes	4.908	07/23/25	42,252	43,750,555
Comcast Corp.,
Gtd. Notes	3.375	08/15/25	6,908	6,997,774
Gtd. Notes	3.700	04/15/24	11,340	11,586,970
Gtd. Notes	3.950	10/15/25	23,007	23,760,710
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	8,803	8,820,531
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	17,183	17,076,459
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	520	518,493

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Paramount Global,
Sr. Unsec’d. Notes	3.500%	01/15/25	2,292	$2,301,399
Sr. Unsec’d. Notes	4.750	05/15/25	41,757	43,424,238
				234,685,083
Mining 0.5%
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	4,700	4,698,525
Gtd. Notes	4.375	08/01/28	33,214	33,404,336
Gtd. Notes	5.250	09/01/29	6,365	6,666,731

Kinross Gold Corp. (Canada), Gtd. Notes	5.950	03/15/24	11,414	11,936,069
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	3.750	02/01/23	8,065	8,151,386
Yamana Gold, Inc. (Canada), Gtd. Notes	4.625	12/15/27	1,925	1,959,635
				66,816,682
Miscellaneous Manufacturing 0.6%
Hillenbrand, Inc., Gtd. Notes	5.000	09/15/26	16,150	16,510,249
Pentair Finance Sarl, Gtd. Notes	3.150	09/15/22	25,000	24,921,834
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	1.200	03/11/26	25,200	23,396,291
Textron, Inc.,
Sr. Unsec’d. Notes	3.650	03/15/27	5,946	5,989,505
Sr. Unsec’d. Notes	3.875	03/01/25	2,750	2,800,191
				73,618,070
Office/Business Equipment 0.3%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	26,185	24,722,538
Gtd. Notes	4.125	05/01/25	2,483	2,499,218
Gtd. Notes	5.500	12/01/24	14,737	15,256,051
				42,477,807

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 2.9%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	3.000%	01/15/25	37,034	$36,496,443
BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24	10,800	10,988,469
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	2.950	01/15/23	11,400	11,454,381
Continental Resources, Inc.,
Gtd. Notes(a)	3.800	06/01/24	29,715	29,904,641
Gtd. Notes	4.500	04/15/23	5,035	5,104,990
Gtd. Notes, 144A	2.268	11/15/26	5,875	5,497,279
Devon Energy Corp.,
Sr. Unsec’d. Notes(a)	5.250	10/15/27	22,365	23,113,509
Sr. Unsec’d. Notes(a)	5.875	06/15/28	4,000	4,225,309

Diamondback Energy, Inc., Gtd. Notes	3.250	12/01/26	7,050	7,042,232
Exxon Mobil Corp., Sr. Unsec’d. Notes	2.992	03/19/25	20,000	20,108,539
Lundin Energy Finance BV (Netherlands), Gtd. Notes, 144A	2.000	07/15/26	34,855	32,543,458
Marathon Petroleum Corp., Sr. Unsec’d. Notes(a)	3.800	04/01/28	7,265	7,315,775
Occidental Petroleum Corp., Sr. Unsec’d. Notes	5.120(s)	10/10/36	34,230	18,364,652
Ovintiv Exploration, Inc.,
Gtd. Notes	5.375	01/01/26	10,426	11,057,529
Gtd. Notes	5.625	07/01/24	49,582	52,117,963

Parsley Energy LLC/Parsley Finance Corp., Gtd. Notes, 144A	5.625	10/15/27	25,598	26,263,450
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.490	01/23/27	18,100	18,361,415
Gtd. Notes(a)	6.840	01/23/30	31,103	30,905,394

Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.125	01/15/26	10,955	10,167,137
Valero Energy Corp.,
Sr. Unsec’d. Notes(a)	2.150	09/15/27	8,120	7,600,091
Sr. Unsec’d. Notes	2.850	04/15/25	1,126	1,112,440
				369,745,096
Packaging & Containers 1.9%
Ball Corp.,
Gtd. Notes(a)	4.875	03/15/26	21,297	22,062,768

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Ball Corp., (cont’d.)
Gtd. Notes(a)	5.250%	07/01/25	20,008	$21,195,825
Berry Global, Inc.,
Sr. Sec’d. Notes	0.950	02/15/24	11,905	11,373,874
Sr. Sec’d. Notes	1.570	01/15/26	56,497	52,729,481

Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	0.821	04/15/24	62,445	59,390,319
Sealed Air Corp.,
Gtd. Notes, 144A	5.500	09/15/25	38,203	39,952,234
Sr. Sec’d. Notes, 144A	1.573	10/15/26	12,875	11,743,040

Silgan Holdings, Inc., Sr. Sec’d. Notes, 144A	1.400	04/01/26	11,575	10,569,851
WRKCo, Inc.,
Gtd. Notes	3.375	09/15/27	4,950	4,899,364
Gtd. Notes	3.750	03/15/25	10,190	10,330,581
				244,247,337
Pharmaceuticals 4.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes(a)	2.600	11/21/24	24,939	24,765,954
Sr. Unsec’d. Notes	2.950	11/21/26	58,721	58,248,472
Sr. Unsec’d. Notes	3.600	05/14/25	23,064	23,409,030
Sr. Unsec’d. Notes	3.800	03/15/25	26,273	26,814,438
Sr. Unsec’d. Notes	3.850	06/15/24	36,962	37,685,636

Allergan Funding SCS, Gtd. Notes(a)	3.800	03/15/25	13,136	13,098,458
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	2.200	07/15/22	14,455	14,451,094
Gtd. Notes, 144A	3.375	07/15/24	10,600	10,602,325
Gtd. Notes, 144A	3.875	12/15/23	14,490	14,672,403
Gtd. Notes, 144A	4.250	12/15/25	4,913	5,002,623

Becton, Dickinson & Co., Sr. Unsec’d. Notes	3.363	06/06/24	11,327	11,427,691
Cardinal Health, Inc., Sr. Unsec’d. Notes	3.200	03/15/23	21,299	21,456,337
Cigna Corp.,
Gtd. Notes	3.050	11/30/22	14,900	15,010,747
Gtd. Notes	3.250	04/15/25	14,615	14,674,395
Gtd. Notes	3.400	03/01/27	36,034	36,344,779
Gtd. Notes	3.500	06/15/24	7,000	7,081,273
Gtd. Notes	4.500	02/25/26	26,568	27,791,004

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
CVS Health Corp.,
Sr. Unsec’d. Notes	3.875%	07/20/25	19,000	$19,390,220
Sr. Unsec’d. Notes	4.300	03/25/28	16,373	17,163,833
Sr. Unsec’d. Notes	5.000	12/01/24	28,966	30,285,285
Sr. Unsec’d. Notes	6.250	06/01/27	1,000	1,132,666

EMD Finance LLC (Germany), Gtd. Notes, 144A	3.250	03/19/25	5,000	5,028,930
Mylan, Inc.,
Gtd. Notes	4.200	11/29/23	5,085	5,172,225
Gtd. Notes, 144A	3.125	01/15/23	26,100	26,214,253

Perrigo Co. PLC, Sr. Unsec’d. Notes	4.000	11/15/23	4,878	4,974,623
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.875	09/23/23	12,555	12,602,824
Viatris, Inc., Gtd. Notes	2.300	06/22/27	17,625	16,044,627
				500,546,145
Pipelines 2.9%
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	12,892	12,566,167
Sr. Unsec’d. Notes	4.050	03/15/25	2,092	2,118,695
Sr. Unsec’d. Notes	5.875	01/15/24	64,160	66,679,677

EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400	04/01/24	3,675	3,725,335
Enterprise Products Operating LLC, Gtd. Notes, Series D	4.875(ff)	08/16/77	9,500	8,478,585
EQM Midstream Partners LP, Sr. Unsec’d. Notes(a)	4.750	07/15/23	1,566	1,577,515
Kinder Morgan Energy Partners LP,
Gtd. Notes	3.950	09/01/22	10,000	10,039,827
Gtd. Notes	4.150	02/01/24	16,886	17,170,792

Kinder Morgan, Inc., Gtd. Notes(a)	1.750	11/15/26	9,165	8,519,810
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	3.200	03/15/25	2,900	2,870,735
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A(a)	3.625	04/01/22	3,165	3,165,000
Gtd. Notes, 144A	3.900	04/01/24	5,090	5,106,497
MPLX LP,
Sr. Unsec’d. Notes(a)	1.750	03/01/26	18,790	17,633,513

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
MPLX LP, (cont’d.)
Sr. Unsec’d. Notes	3.375%	03/15/23	1,872	$1,887,039
Sr. Unsec’d. Notes(a)	4.125	03/01/27	11,570	11,850,540
Sr. Unsec’d. Notes	4.500	07/15/23	7,725	7,853,573
Sr. Unsec’d. Notes	4.875	12/01/24	3,710	3,844,986
Sr. Unsec’d. Notes	4.875	06/01/25	12,500	12,958,671
ONEOK Partners LP,
Gtd. Notes	3.375	10/01/22	6,670	6,696,990
Gtd. Notes	4.900	03/15/25	3,567	3,683,272
ONEOK, Inc.,
Gtd. Notes	2.750	09/01/24	22,520	22,254,663
Gtd. Notes	5.850	01/15/26	7,610	8,185,323
Phillips 66 Partners LP,
Sr. Unsec’d. Notes	2.450	12/15/24	14,860	14,623,868
Sr. Unsec’d. Notes	3.605	02/15/25	2,500	2,522,176
Sr. Unsec’d. Notes	3.750	03/01/28	12,095	12,092,778
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	2.850	01/31/23	7,555	7,567,663
Sr. Unsec’d. Notes	3.600	11/01/24	10,000	10,023,096
Sr. Unsec’d. Notes	4.650	10/15/25	16,430	16,890,363

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	12,970	12,760,479
Tennessee Gas Pipeline Co. LLC, Gtd. Notes	7.000	03/15/27	3,575	4,118,306
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	2.800	10/15/22	1,500	1,503,746
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.000	07/01/22	13,191	13,191,000
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.350	08/15/22	2,078	2,081,366
Sr. Unsec’d. Notes	4.300	03/04/24	22,995	23,490,494
Sr. Unsec’d. Notes	4.500	11/15/23	10,697	10,925,444
				370,657,984
Real Estate 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875	03/20/27	12,558	12,854,412

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 2.7%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	3.450%	06/01/25	5,774	$5,811,433
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	02/15/23	5,450	5,486,105
Gtd. Notes	4.100	10/01/24	15,500	15,678,381

Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.250	04/01/28	26,313	24,062,297
Corporate Office Properties LP, Gtd. Notes	2.250	03/15/26	6,860	6,548,636
Crown Castle International Corp., Sr. Unsec’d. Notes	1.350	07/15/25	8,630	8,063,164
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes(a)	2.900	11/15/24	14,450	14,518,709
Essex Portfolio LP, Gtd. Notes	1.700	03/01/28	27,550	24,950,115
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	15,603	15,465,913
Gtd. Notes	5.250	06/01/25	28,802	29,663,785
Gtd. Notes(a)	5.375	04/15/26	12,355	12,899,063
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	3.875	04/01/24	3,700	3,731,366
Sr. Unsec’d. Notes, Series F	4.500	02/01/26	4,000	4,088,857

Invitation Homes Operating Partnership LP, Gtd. Notes	2.300	11/15/28	11,480	10,434,329
Kimco Realty Corp., Sr. Unsec’d. Notes(a)	1.900	03/01/28	35,310	32,022,510
Public Storage, Sr. Unsec’d. Notes(a)	1.950	11/09/28	25,035	23,123,149
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28	11,225	10,422,342
Sr. Unsec’d. Notes	3.400	01/15/28	31,500	31,440,523
Sr. Unsec’d. Notes	4.600	02/06/24	14,000	14,379,438

Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	8,950	9,159,097
Simon Property Group LP, Sr. Unsec’d. Notes	2.000	09/13/24	16,800	16,503,308
Spirit Realty LP, Gtd. Notes	2.100	03/15/28	14,165	12,856,801
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700	02/15/27	6,385	6,244,940
Sr. Unsec’d. Notes	3.625	03/15/24	4,900	4,953,186

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

WP Carey, Inc., Sr. Unsec’d. Notes	4.250%	10/01/26	1,100	$1,136,156
				343,643,603
Retail 0.9%
7-Eleven, Inc., Sr. Unsec’d. Notes, 144A	0.800	02/10/24	16,850	16,187,559
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	24,993	24,970,673
AutoZone, Inc., Sr. Unsec’d. Notes	3.125	04/18/24	28,390	28,472,145
Dollar Tree, Inc., Sr. Unsec’d. Notes	4.000	05/15/25	14,425	14,775,716
Ross Stores, Inc.,
Sr. Unsec’d. Notes	0.875	04/15/26	33,315	30,418,913
Sr. Unsec’d. Notes	4.600	04/15/25	1,955	2,033,079
				116,858,085
Savings & Loans 0.2%
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A, MTN	3.622(ff)	04/26/23	23,490	23,743,205
Semiconductors 1.6%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	75,432	66,503,817
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	9,460	8,828,212
Microchip Technology, Inc.,
Gtd. Notes	4.250	09/01/25	3,492	3,537,153
Sr. Sec’d. Notes	2.670	09/01/23	84,009	83,769,151

NXP BV/NXP Funding LLC (China), Gtd. Notes, 144A	4.625	06/01/23	22,975	23,317,005
Skyworks Solutions, Inc.,
Sr. Unsec’d. Notes	0.900	06/01/23	11,785	11,524,348
Sr. Unsec’d. Notes	1.800	06/01/26	7,000	6,520,535
				204,000,221
Software 1.5%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.150	03/01/26	14,320	13,158,883
Sr. Unsec’d. Notes	1.650	03/01/28	14,285	12,797,984

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)

Fiserv, Inc., Sr. Unsec’d. Notes	3.800%	10/01/23	7,805	$7,931,965
Infor, Inc.,
Sr. Unsec’d. Notes, 144A	1.450	07/15/23	4,810	4,716,869
Sr. Unsec’d. Notes, 144A(a)	1.750	07/15/25	6,934	6,501,791

Oracle Corp., Sr. Unsec’d. Notes	2.500	04/01/25	88,696	86,616,286
Roper Technologies, Inc.,
Sr. Unsec’d. Notes	1.000	09/15/25	35,570	33,047,618
Sr. Unsec’d. Notes	3.650	09/15/23	14,750	14,959,808

Workday, Inc., Sr. Unsec’d. Notes	3.500	04/01/27	12,535	12,560,617
				192,291,821
Telecommunications 2.3%
AT&T, Inc.,
Sr. Unsec’d. Notes	1.700	03/25/26	36,550	34,674,278
Sr. Unsec’d. Notes	2.300	06/01/27	35,000	33,402,306

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	28,571	26,899,631
Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.000	09/01/24	7,000	7,114,285
NTT Finance Corp. (Japan), Gtd. Notes, 144A	1.162	04/03/26	31,055	28,667,651
Sprint Communications, Inc., Gtd. Notes	6.000	11/15/22	15,000	15,353,279
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	18,655	20,014,143
Gtd. Notes	7.625	02/15/25	6,950	7,627,558
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	2.050	02/15/28	6,765	6,198,259
Sr. Sec’d. Notes	3.750	04/15/27	59,321	59,750,184

Verizon Communications, Inc., Sr. Unsec’d. Notes	2.100	03/22/28	57,915	54,063,411
				293,764,985
Transportation 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	7.000	12/15/25	3,750	4,253,600

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	4.625%	06/01/25	19,455	$20,153,711
XPO Logistics, Inc., Gtd. Notes, 144A	6.250	05/01/25	26,000	26,883,542
				51,290,853
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.200	11/15/25	10,930	10,046,145
Sr. Unsec’d. Notes, 144A	1.700	06/15/26	25,675	23,894,452
				33,940,597

Total Corporate Bonds (cost $10,752,190,788)				10,342,401,241
Residential Mortgage-Backed Securities 0.7%
MRA Issuance Trust,
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.531(c)	09/15/22	34,720	34,724,472
Series 2021-10, Class A1X, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.731(c)	02/22/23	24,990	24,901,098
Series 2021-EBO03, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	1.981(c)	03/31/23	24,960	24,904,087

PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	4.260(c)	12/25/22	7,929	7,911,002

Total Residential Mortgage-Backed Securities (cost $92,599,026)				92,440,659
U.S. Treasury Obligations(k) 0.1%
U.S. Treasury Notes	1.250	03/31/28	3,545	3,306,266
U.S. Treasury Notes	1.750	06/15/22	605	606,560
U.S. Treasury Notes	1.750	12/31/24	295	289,077
U.S. Treasury Notes	1.750	01/31/29	13,945	13,354,516

Total U.S. Treasury Obligations (cost $18,386,723)				17,556,419

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Description	Shares	Value
Preferred Stock 0.0%
Banks
Citigroup Capital XIII, 6.669%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40 (cost $3,342,000)	132,000	$3,616,800

Total Long-Term Investments (cost $12,581,617,581)		12,151,224,995

Short-Term Investments 5.3%
Affiliated Mutual Fund 2.3%
PGIM Institutional Money Market Fund (cost $283,254,461; includes $283,194,348 of cash collateral for securities on loan)(b)(we)	283,535,556	283,280,374

	Interest Rate	Maturity Date	Principal Amount (000)#
Corporate Bond 0.0%
Electric
Pacific Gas & Electric Co., First Mortgage, SOFR Index + 1.150% (cost $2,530,000)	1.338%(c)	11/14/22	2,530	2,525,425

	Shares
Unaffiliated Fund 3.0%
Dreyfus Government Cash Management (Institutional Shares) (cost $383,161,582)	383,161,582	383,161,582

Total Short-Term Investments (cost $668,946,043)		668,967,381

TOTAL INVESTMENTS 101.6% (cost $13,250,563,624)		12,820,192,376
Liabilities in excess of other assets(z) (1.6)%		(206,972,748)

Net Assets 100.0%		$12,613,219,628

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
A	Annual payment frequency for swaps
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $278,114,432; cash collateral of $283,194,348 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
8,935	2 Year U.S. Treasury Notes	Jun. 2022	$1,893,521,962	$(23,255,494)
7,659	5 Year U.S. Treasury Notes	Jun. 2022	878,391,563	(13,405,420)
				(36,660,914)
Short Positions:
895	10 Year U.S. Treasury Notes	Jun. 2022	109,973,125	2,634,242
9	10 Year U.S. Ultra Treasury Notes	Jun. 2022	1,219,219	41,543

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Futures contracts outstanding at March 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
411	20 Year U.S. Treasury Bonds	Jun. 2022	$61,675,688	$1,870,251
235	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	41,624,375	1,628,141
				6,174,177
				$(30,486,737)
Credit default swap agreements outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Teck Resources Ltd.	06/20/23	5.000%(Q)	8,065	$(381,264)	$(471,183)	$(89,919)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teck Resources Ltd.	06/20/26	5.000%(Q)	40,000	0.931%	$6,063,844	$6,544,041	$480,197

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Eastman Chemical Co.	12/20/23	1.000%(Q)	7,950	$(97,850)	$(67,721)	$(30,129)	Goldman Sachs International
Host Hotels & Resorts LP	12/20/25	1.000%(Q)	4,250	(20,063)	107,802	(127,865)	Goldman Sachs International
Marriott International, Inc.	06/20/25	1.000%(Q)	3,500	(55,835)	104,797	(160,632)	Morgan Stanley & Co. International PLC
				$(173,748)	$144,878	$(318,626)

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at March 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	06/20/22	5.000%(Q)	10,000	0.998%	$106,417	$79,575	$26,842	Credit Suisse International
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at March 31, 2022:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
98,646	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	$290,461	$5,149,029	$4,858,568

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).